Fees Summary	Dec. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 706,842,620.72
Previously Paid Amount	0.00
Total Fee Amount	97,614.97
Total Offset Amount	0.00
Net Fee	$ 97,614.97